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PFPC

                                                                  August 1, 2006

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:    Office of Filings, Information and Consumer Services

RE:       Tweedy, Browne Fund Inc. (the "Trust")
          File Nos:  33-57724 and 811-7458

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Trust does not differ from that contained in Post-Effective Amendment No. 19 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on July 28, 2006 as Accession No. 0001145443-06-002434.

     Any comments on this filing should be directed to the undersigned at (617) 338-4418.


                                                     Very truly yours,

                                                     /s/ Emily Harris

                                                     Emily Harris
                                                     Regulatory Administration


cc:  M. Gervase Rosenberger, Esq.
        Richard Prins, Esq.
        Teresa M. R. Hamlin, Esq.